Consolidated Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–35.80%
Aerospace & Defense–0.61%
Lockheed Martin Corp.	828	$383,323
RTX Corp.	11,029	1,422,189
		1,805,512
Agricultural Products & Services–0.33%
Archer-Daniels-Midland Co.	9,326	477,771
Bunge Global S.A.	6,581	501,012
		978,783
Air Freight & Logistics–0.52%
C.H. Robinson Worldwide, Inc.	3,689	367,018
Expeditors International of Washington, Inc.	7,355	835,381
FedEx Corp.	1,286	340,623
		1,543,022
Apparel Retail–0.39%
Ross Stores, Inc.	469	70,613
TJX Cos., Inc. (The)	8,708	1,086,671
		1,157,284
Application Software–1.20%
AppLovin Corp., Class A(b)	2,160	798,314
DocuSign, Inc.(b)	9,011	871,634
Nutanix, Inc., Class A(b)	3,335	229,331
Salesforce, Inc.	2,327	795,136
Tyler Technologies, Inc.(b)	323	194,330
Workday, Inc., Class A(b)	326	85,432
Zoom Communications, Inc., Class A(b)(c)	6,804	591,540
		3,565,717
Asset Management & Custody Banks–0.63%
Bank of New York Mellon Corp. (The)	13,583	1,167,187
Northern Trust Corp.	1,289	144,742
State Street Corp.	5,363	544,988
		1,856,917
Automobile Manufacturers–0.33%
General Motors Co.	11,417	564,685
Tesla, Inc.(b)	1,049	424,425
		989,110
Biotechnology–1.42%
AbbVie, Inc.	6,308	1,160,041
Gilead Sciences, Inc.	16,218	1,576,390
Incyte Corp.(b)	3,062	227,078
Neurocrine Biosciences, Inc.(b)	2,669	405,208
United Therapeutics Corp.(b)	2,374	833,677
		4,202,394
Brewers–0.14%
Molson Coors Beverage Co., Class B	7,610	416,648
Broadcasting–0.19%
Fox Corp., Class A	10,780	551,720
Shares		Value
Broadline Retail–0.86%
Amazon.com, Inc.(b)	8,042	$1,911,422
eBay, Inc.	9,547	644,232
		2,555,654
Building Products–0.18%
Carlisle Cos., Inc.	409	159,289
Masco Corp.	1,685	133,587
Trane Technologies PLC	693	251,386
		544,262
Cable & Satellite–0.13%
Comcast Corp., Class A	11,297	380,257
Communications Equipment–0.81%
F5, Inc.(b)	2,522	749,690
Motorola Solutions, Inc.	3,492	1,638,621
		2,388,311
Computer & Electronics Retail–0.04%
Best Buy Co., Inc.	1,376	118,143
Construction & Engineering–0.22%
EMCOR Group, Inc.	1,438	644,310
Construction Machinery & Heavy Transportation Equipment– 0.21%
Wabtec Corp.	3,049	633,948
Consumer Electronics–0.06%
Garmin Ltd.	833	179,803
Consumer Finance–0.35%
Capital One Financial Corp.	586	119,374
Synchrony Financial	13,493	930,747
		1,050,121
Consumer Staples Merchandise Retail–0.81%
Costco Wholesale Corp.	318	311,602
Walmart, Inc.	21,379	2,098,562
		2,410,164
Data Processing & Outsourced Services–0.11%
SS&C Technologies Holdings, Inc.	3,919	317,243
Diversified Banks–0.68%
Bank of America Corp.	6,363	294,607
Citigroup, Inc.	5,483	446,481
JPMorgan Chase & Co.	2,759	737,481
PNC Financial Services Group, Inc. (The)	1,196	240,336
Wells Fargo & Co.	3,659	288,329
		2,007,234
Diversified Support Services–0.10%
Cintas Corp.	1,519	304,666
Electric Utilities–1.52%
American Electric Power Co., Inc.	7,091	697,471
Duke Energy Corp.	14,185	1,588,578
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Electric Utilities–(continued)
Exelon Corp.	4,953	$198,120
NRG Energy, Inc.	9,412	964,165
PPL Corp.	7,420	249,312
Southern Co. (The)	4,941	414,797
Xcel Energy, Inc.(c)	6,013	404,074
		4,516,517
Electronic Components–0.15%
Amphenol Corp., Class A	4,177	295,648
Corning, Inc.	2,841	147,959
		443,607
Electronic Equipment & Instruments–0.07%
Zebra Technologies Corp., Class A(b)	499	195,578
Electronic Manufacturing Services–0.11%
Flex Ltd.(b)	7,649	318,581
Environmental & Facilities Services–0.46%
Republic Services, Inc.	5,037	1,092,374
Waste Management, Inc.	1,175	258,806
		1,351,180
Fertilizers & Agricultural Chemicals–0.16%
CF Industries Holdings, Inc.	5,018	462,710
Financial Exchanges & Data–0.05%
CME Group, Inc., Class A	587	138,837
Food Distributors–0.19%
Sysco Corp.	1,924	140,298
US Foods Holding Corp.(b)	6,023	427,211
		567,509
Food Retail–0.06%
Kroger Co. (The)	2,665	164,271
Gas Utilities–0.11%
Atmos Energy Corp.(c)	2,205	314,235
Health Care Distributors–1.10%
Cardinal Health, Inc.	6,812	842,372
Cencora, Inc.	5,778	1,468,825
McKesson Corp.	1,614	959,927
		3,271,124
Health Care Equipment–0.49%
Abbott Laboratories	2,339	299,228
Becton, Dickinson and Co.	1,152	285,235
Boston Scientific Corp.(b)	1,527	156,304
Medtronic PLC	4,165	378,265
ResMed, Inc.(c)	1,438	339,627
		1,458,659
Health Care Facilities–0.59%
HCA Healthcare, Inc.	1,660	547,651
Tenet Healthcare Corp.(b)	3,864	544,399
Universal Health Services, Inc., Class B	3,465	653,360
		1,745,410
Health Care Services–0.44%
Cigna Group (The)	1,116	328,338
DaVita, Inc.(b)	4,387	772,990
Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.	1,193	$194,578
		1,295,906
Heavy Electrical Equipment–0.06%
GE Vernova, Inc.	467	174,135
Homefurnishing Retail–0.08%
Williams-Sonoma, Inc.	1,063	224,686
Hotels, Resorts & Cruise Lines–0.70%
Booking Holdings, Inc.	234	1,108,589
Carnival Corp.(b)	10,916	302,046
Expedia Group, Inc.(b)	3,070	524,816
Royal Caribbean Cruises Ltd.	520	138,632
		2,074,083
Household Products–0.78%
Clorox Co. (The)	820	130,118
Colgate-Palmolive Co.	13,600	1,179,120
Kimberly-Clark Corp.	7,829	1,017,535
		2,326,773
Human Resource & Employment Services–0.11%
Automatic Data Processing, Inc.	1,048	317,554
Independent Power Producers & Energy Traders–0.30%
Vistra Corp.	5,314	892,911
Industrial Conglomerates–0.05%
3M Co.	953	145,047
Integrated Oil & Gas–0.22%
Chevron Corp.	1,863	277,941
Exxon Mobil Corp.	3,568	381,169
		659,110
Integrated Telecommunication Services–0.34%
AT&T, Inc.	42,300	1,003,779
Interactive Home Entertainment–0.16%
Electronic Arts, Inc.(c)	3,985	489,796
Interactive Media & Services–1.14%
Alphabet, Inc., Class A	8,590	1,752,532
Meta Platforms, Inc., Class A	2,362	1,627,843
		3,380,375
Internet Services & Infrastructure–0.86%
GoDaddy, Inc., Class A(b)	5,760	1,224,864
Twilio, Inc., Class A(b)	5,634	825,832
VeriSign, Inc.(b)	2,304	495,360
		2,546,056
Investment Banking & Brokerage–0.44%
Goldman Sachs Group, Inc. (The)	1,514	969,566
Morgan Stanley	2,343	324,341
		1,293,907
IT Consulting & Other Services–0.53%
Amdocs Ltd.	2,526	222,768
International Business Machines Corp.	5,295	1,353,931
		1,576,699
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Leisure Products–0.10%
Hasbro, Inc.	5,142	$297,413
Life & Health Insurance–0.19%
Aflac, Inc.	844	90,629
Prudential Financial, Inc.	2,398	289,582
Unum Group	2,298	175,223
		555,434
Managed Health Care–0.13%
UnitedHealth Group, Inc.	717	388,965
Metal, Glass & Plastic Containers–0.06%
AptarGroup, Inc.	1,161	182,451
Multi-Sector Holdings–0.57%
Berkshire Hathaway, Inc., Class B(b)	3,605	1,689,555
Multi-Utilities–0.33%
CMS Energy Corp.	3,228	213,048
Consolidated Edison, Inc.	3,098	290,406
DTE Energy Co.	3,902	467,772
		971,226
Oil & Gas Equipment & Services–0.26%
Baker Hughes Co., Class A	11,517	531,855
Halliburton Co.	5,028	130,829
Schlumberger N.V.	2,482	99,975
		762,659
Oil & Gas Exploration & Production–1.01%
ConocoPhillips	4,841	478,436
Coterra Energy, Inc.	13,902	385,363
Devon Energy Corp.	19,930	679,613
EOG Resources, Inc.	7,045	886,191
Ovintiv, Inc.	13,197	557,177
Sabine Oil & Gas Holdings, Inc.(b)(d)	115	8
		2,986,788
Oil & Gas Refining & Marketing–0.11%
Marathon Petroleum Corp.	866	126,185
Valero Energy Corp.	1,595	212,135
		338,320
Oil & Gas Storage & Transportation–0.27%
Kinder Morgan, Inc.	28,993	796,728
Packaged Foods & Meats–0.55%
Conagra Brands, Inc.	5,825	150,809
General Mills, Inc.	13,127	789,458
Kraft Heinz Co. (The)	3,340	99,666
McCormick & Co., Inc.	2,332	180,100
Tyson Foods, Inc., Class A	7,271	410,739
		1,630,772
Paper & Plastic Packaging Products & Materials–0.14%
Packaging Corp. of America	1,901	404,267
Passenger Airlines–0.11%
United Airlines Holdings, Inc.(b)	3,029	320,589
Passenger Ground Transportation–0.09%
Uber Technologies, Inc.(b)	3,988	266,598
Shares		Value
Pharmaceuticals–1.23%
Bristol-Myers Squibb Co.	20,659	$1,217,848
Eli Lilly and Co.	106	85,974
Johnson & Johnson	10,866	1,653,262
Merck & Co., Inc.	1,347	133,111
Pfizer, Inc.	8,031	212,982
Viatris, Inc.	31,626	356,741
		3,659,918
Property & Casualty Insurance–1.01%
Allstate Corp. (The)	2,558	491,980
Assurant, Inc.	3,072	661,063
Hartford Financial Services Group, Inc. (The)	5,280	588,984
Loews Corp.	2,075	177,309
Progressive Corp. (The)	4,386	1,080,886
		3,000,222
Rail Transportation–0.24%
Union Pacific Corp.	2,910	721,069
Regional Banks–0.05%
M&T Bank Corp.	704	141,673
Reinsurance–0.08%
Reinsurance Group of America, Inc.	1,090	248,367
Research & Consulting Services–0.43%
Booz Allen Hamilton Holding Corp.	2,739	353,331
Leidos Holdings, Inc.	5,589	793,806
Verisk Analytics, Inc.	486	139,696
		1,286,833
Restaurants–0.07%
Texas Roadhouse, Inc.	1,077	195,045
Semiconductor Materials & Equipment–0.35%
Applied Materials, Inc.	2,458	443,300
KLA Corp.	185	136,574
Lam Research Corp.	5,509	446,505
		1,026,379
Semiconductors–1.78%
Broadcom, Inc.	5,101	1,128,698
Micron Technology, Inc.	1,964	179,195
NVIDIA Corp.	23,282	2,795,470
QUALCOMM, Inc.	5,959	1,030,490
Skyworks Solutions, Inc.	1,501	133,229
		5,267,082
Soft Drinks & Non-alcoholic Beverages–0.06%
Keurig Dr Pepper, Inc.	5,602	179,824
Specialty Chemicals–0.18%
Ecolab, Inc.	1,509	377,537
International Flavors & Fragrances, Inc.	1,899	165,384
		542,921
Steel–0.32%
Nucor Corp.	1,460	187,508
Steel Dynamics, Inc.	5,894	755,611
		943,119
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Systems Software–1.56%
Fortinet, Inc.(b)	2,207	$222,642
Gen Digital, Inc.	9,860	265,333
Microsoft Corp.	6,583	2,732,340
Oracle Corp.	4,113	699,457
Palo Alto Networks, Inc.(b)	858	158,232
ServiceNow, Inc.(b)	545	555,017
		4,633,021
Technology Hardware, Storage & Peripherals–1.65%
Apple, Inc.	15,766	3,720,776
NetApp, Inc.	9,516	1,161,904
		4,882,680
Tobacco–0.68%
Altria Group, Inc.	24,990	1,305,228
Philip Morris International, Inc.	5,574	725,735
		2,030,963
Transaction & Payment Processing Services–0.53%
Fidelity National Information Services, Inc.	9,775	796,369
Fiserv, Inc.(b)	3,623	782,713
		1,579,082
Wireless Telecommunication Services–0.07%
T-Mobile US, Inc.	880	205,014
Total Common Stocks & Other Equity Interests (Cost $75,621,948)		106,085,235
Principal Amount
U.S. Treasury Securities–13.64%
U.S. Treasury Bills–0.09%
4.23%, 05/29/2025(e)(f)	$270,000	266,403
U.S. Treasury Bonds–3.17%
5.25%, 11/15/2028	565,000	583,671
6.13%, 08/15/2029	8,200,000	8,807,313
		9,390,984
U.S. Treasury Notes–10.38%
0.38%, 12/31/2025	9,100,000	8,791,024
4.63%, 11/15/2026	3,000,000	3,020,918
2.63%, 05/31/2027	12,950,000	12,498,773
3.88%, 11/30/2027	6,530,000	6,468,399
		30,779,114
Total U.S. Treasury Securities (Cost $41,129,162)		40,436,501
U.S. Dollar Denominated Bonds & Notes–7.64%
Aerospace & Defense–0.12%
Boeing Co. (The),
2.75%, 02/01/2026	177,000	173,377
2.25%, 06/15/2026	200,000	192,964
		366,341
Agricultural & Farm Machinery–0.07%
John Deere Capital Corp.,
4.90%, 03/03/2028	100,000	101,094
4.85%, 06/11/2029	100,000	100,713
		201,807
Apparel Retail–0.03%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	95,629
Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	$65,000	$63,887
Asset Management & Custody Banks–0.08%
Ares Capital Corp., 2.88%, 06/15/2028	155,000	143,468
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	90,133
		233,601
Automobile Manufacturers–0.39%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	215,665
General Motors Co., 4.20%, 10/01/2027	80,000	78,612
PACCAR Financial Corp.,
4.95%, 08/10/2028	60,000	60,761
4.60%, 01/31/2029	120,000	119,866
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028	120,000	122,155
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	126,922
1.15%, 08/13/2027	200,000	184,087
4.55%, 09/20/2027	240,000	240,437
		1,148,505
Broadcasting–0.05%
Paramount Global, 3.70%, 06/01/2028	165,000	157,081
Broadline Retail–0.12%
Amazon.com, Inc., 3.30%, 04/13/2027(c)	350,000	342,490
Cable & Satellite–0.09%
Discovery Communications LLC, 3.95%, 03/20/2028	270,000	257,564
Cargo Ground Transportation–0.14%
Ryder System, Inc.,
5.65%, 03/01/2028	220,000	225,280
6.30%, 12/01/2028	180,000	188,821
		414,101
Computer & Electronics Retail–0.02%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	63,000	63,889
Construction Machinery & Heavy Transportation Equipment– 0.14%
Caterpillar Financial Services Corp.,
1.10%, 09/14/2027	175,000	161,281
4.85%, 02/27/2029	60,000	60,475
Wabtec Corp., 3.45%, 11/15/2026	200,000	195,446
		417,202
Consumer Electronics–0.03%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	100,000	96,460
Consumer Finance–0.16%
American Express Co., 3.30%, 05/03/2027	170,000	165,308
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Principal Amount		Value
Consumer Finance–(continued)
General Motors Financial Co., Inc.,
5.25%, 03/01/2026	$50,000	$50,176
2.40%, 10/15/2028	150,000	136,645
5.80%, 01/07/2029	120,000	122,263
		474,392
Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	100,081
Distillers & Vintners–0.06%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	172,065
Diversified Banks–1.77%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	200,000	197,422
Bank of America Corp.,
4.45%, 03/03/2026	269,000	268,325
3.50%, 04/19/2026	185,000	182,747
1.73%, 07/22/2027(g)	80,000	76,565
Series L, 4.18%, 11/25/2027	210,000	206,916
Citigroup, Inc.,
1.12%, 01/28/2027(g)	130,000	125,442
1.46%, 06/09/2027(g)	210,000	200,882
Comerica, Inc., 4.00%, 02/01/2029(c)	480,000	457,663
Fifth Third Bancorp, 6.36%, 10/27/2028(g)	120,000	124,213
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(g)	200,000	196,385
JPMorgan Chase & Co.,
4.25%, 10/01/2027	50,000	49,696
3.63%, 12/01/2027	165,000	160,701
2.18%, 06/01/2028(g)	115,000	108,449
4.20%, 07/23/2029(g)	240,000	234,759
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	75,000	72,859
National Australia Bank Ltd. (Australia), 4.94%, 01/12/2028	250,000	252,538
PNC Bank N.A., 4.20%, 11/01/2025	380,000	378,589
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	179,916
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.63%, 07/14/2026	100,000	97,232
3.45%, 01/11/2027	60,000	58,702
3.54%, 01/17/2028	240,000	232,443
1.90%, 09/17/2028	200,000	180,456
Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	240,000	243,056
5.16%, 01/10/2028	65,000	65,665
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	190,000	188,802
4.30%, 07/22/2027	175,000	173,379
6.30%, 10/23/2029(g)	180,000	187,961
Westpac Banking Corp. (Australia),
3.35%, 03/08/2027	165,000	161,394
1.95%, 11/20/2028	210,000	190,405
		5,253,562
Principal Amount		Value
Diversified Capital Markets–0.15%
Deutsche Bank AG (Germany),
2.55%, 01/07/2028(g)	$150,000	$143,214
5.41%, 05/10/2029	150,000	152,443
6.82%, 11/20/2029(g)	150,000	158,024
		453,681
Diversified Financial Services–0.06%
Corebridge Financial, Inc., 3.65%, 04/05/2027	170,000	165,737
Electric Utilities–0.47%
Edison International,
5.75%, 06/15/2027	125,000	121,872
4.13%, 03/15/2028	235,000	218,366
5.25%, 11/15/2028	65,000	61,533
Eversource Energy,
5.95%, 02/01/2029	120,000	123,678
Series O, 4.25%, 04/01/2029	60,000	58,152
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	69,361
3.30%, 12/01/2027	125,000	118,221
3.00%, 06/15/2028	75,000	69,418
4.20%, 03/01/2029	60,000	57,169
PacifiCorp, 5.10%, 02/15/2029	240,000	241,655
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	60,000	58,495
System Energy Resources, Inc., 6.00%, 04/15/2028	195,000	201,094
		1,399,014
Electrical Components & Equipment–0.03%
Emerson Electric Co., 1.80%, 10/15/2027	100,000	93,311
Electronic Equipment & Instruments–0.03%
Vontier Corp., 1.80%, 04/01/2026	100,000	96,231
Financial Exchanges & Data–0.05%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	40,000	39,352
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	96,268
		135,620
Gas Utilities–0.03%
Southwest Gas Corp., 5.45%, 03/23/2028	100,000	101,613
Health Care Equipment–0.05%
Baxter International, Inc., 2.27%, 12/01/2028	150,000	136,318
Health Care Facilities–0.11%
HCA, Inc., 5.63%, 09/01/2028	125,000	126,964
Universal Health Services, Inc., 1.65%, 09/01/2026	200,000	190,093
		317,057
Health Care REITs–0.06%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	179,405
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Principal Amount		Value
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.50%, 04/15/2027	$160,000	$153,538
Homebuilding–0.03%
Lennar Corp., 4.75%, 11/29/2027	80,000	79,922
Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	100,000	99,535
Hotels, Resorts & Cruise Lines–0.07%
Booking Holdings, Inc., 3.55%, 03/15/2028	70,000	67,868
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	133,124
		200,992
Independent Power Producers & Energy Traders–0.02%
AES Corp. (The), 5.45%, 06/01/2028	55,000	55,451
Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	123,358
Insurance Brokers–0.06%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	164,214
Integrated Oil & Gas–0.20%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	165,000	161,700
Chevron USA, Inc., 1.02%, 08/12/2027	185,000	170,335
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	147,250
TotalEnergies Capital S.A. (France), 3.88%, 10/11/2028	120,000	116,997
		596,282
Integrated Telecommunication Services–0.03%
AT&T, Inc., 1.65%, 02/01/2028	100,000	91,458
Investment Banking & Brokerage–0.56%
Charles Schwab Corp. (The), 6.20%, 11/17/2029(g)	200,000	209,408
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	162,372
1.54%, 09/10/2027(g)	150,000	142,384
1.95%, 10/21/2027(g)	100,000	95,247
3.62%, 03/15/2028(g)	160,000	156,059
Morgan Stanley,
3.63%, 01/20/2027	175,000	172,165
1.59%, 05/04/2027(g)	200,000	192,357
6.30%, 10/18/2028(g)	325,000	336,956
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	191,131
		1,658,079
IT Consulting & Other Services–0.17%
International Business Machines Corp.,
3.45%, 02/19/2026	100,000	98,904
3.30%, 05/15/2026	100,000	98,437
1.70%, 05/15/2027	100,000	93,756
Principal Amount		Value
IT Consulting & Other Services–(continued)
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	$225,000	$214,694
		505,791
Leisure Products–0.04%
Brunswick Corp., 5.85%, 03/18/2029	120,000	122,371
Managed Health Care–0.02%
Centene Corp., 2.45%, 07/15/2028	75,000	67,972
Multi-line Insurance–0.05%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	141,733
Multi-Utilities–0.03%
DTE Energy Co., 4.88%, 06/01/2028	100,000	99,956
Oil & Gas Equipment & Services–0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	100,000	96,638
Oil & Gas Storage & Transportation–0.11%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	160,000	160,942
Energy Transfer L.P.,
4.40%, 03/15/2027	65,000	64,502
5.50%, 06/01/2027	100,000	101,290
		326,734
Other Specialized REITs–0.03%
EPR Properties, 4.75%, 12/15/2026	100,000	99,161
Packaged Foods & Meats–0.12%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	118,425
Tyson Foods, Inc.,
4.00%, 03/01/2026	190,000	188,717
4.35%, 03/01/2029	60,000	58,460
		365,602
Paper & Plastic Packaging Products & Materials–0.03%
Berry Global, Inc., 1.57%, 01/15/2026	100,000	96,909
Passenger Airlines–0.07%
Southwest Airlines Co., 3.45%, 11/16/2027	65,000	62,670
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	127,864	129,932
		192,602
Pharmaceuticals–0.22%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	400,000	388,869
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	197,159
Viatris, Inc., 2.30%, 06/22/2027	75,000	70,558
		656,586
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Principal Amount		Value
Property & Casualty Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	$100,000	$99,542
Regional Banks–0.07%
Truist Financial Corp.,
1.89%, 06/07/2029(g)	60,000	54,273
7.16%, 10/30/2029(g)	150,000	160,637
		214,910
Retail REITs–0.13%
Realty Income Corp.,
4.88%, 06/01/2026	185,000	185,499
4.45%, 09/15/2026	90,000	89,644
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	93,883
		369,026
Semiconductor Materials & Equipment–0.07%
TSMC Arizona Corp. (Taiwan), 4.13%, 04/22/2029	200,000	195,397
Semiconductors–0.07%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	98,547
Micron Technology, Inc., 4.19%, 02/15/2027	100,000	98,804
		197,351
Specialty Chemicals–0.03%
PPG Industries, Inc., 1.20%, 03/15/2026	100,000	96,275
Steel–0.07%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	200,000	199,306
Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026	90,000	89,701
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.25%, 02/23/2026	185,000	183,062
3.20%, 05/11/2027	75,000	73,154
NetApp, Inc., 2.38%, 06/22/2027	150,000	142,075
		398,291
Telecom Tower REITs–0.09%
American Tower Corp.,
3.65%, 03/15/2027	135,000	131,932
3.55%, 07/15/2027	135,000	131,267
		263,199
Tobacco–0.31%
Altria Group, Inc.,
4.40%, 02/14/2026	200,000	199,412
6.20%, 11/01/2028	120,000	124,956
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	100,000	92,422
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	200,000	195,345
Philip Morris International, Inc., 4.88%, 02/15/2028(c)	300,000	301,659
		913,794
	Principal Amount		Value
Trading Companies & Distributors–0.05%
Air Lease Corp., 4.63%, 10/01/2028		$135,000	$133,454
Transaction & Payment Processing Services–0.08%
Global Payments, Inc., 2.15%, 01/15/2027		145,000	137,986
Western Union Co. (The), 1.35%, 03/15/2026		100,000	96,097
			234,083
Wireless Telecommunication Services–0.11%
Sprint Capital Corp., 6.88%, 11/15/2028		295,000	313,176
Total U.S. Dollar Denominated Bonds & Notes (Cost $22,875,338)			22,649,033
Non-U.S. Dollar Denominated Bonds & Notes–3.65%(h)
Air Freight & Logistics–0.01%
Deutsche Post AG (Germany), 0.38%, 05/20/2026(i)	EUR	30,000	30,303
Apparel, Accessories & Luxury Goods–0.04%
PVH Corp., 3.13%, 12/15/2027(i)	EUR	100,000	103,505
Automobile Manufacturers–0.25%
American Honda Finance Corp., 0.30%, 07/07/2028	EUR	103,000	97,353
BMW US Capital LLC (Germany), 3.00%, 11/02/2027(i)	EUR	30,000	31,400
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(i)	EUR	70,000	71,899
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(i)	EUR	100,000	103,048
RCI Banque S.A. (France),
1.75%, 04/10/2026(i)	EUR	50,000	51,174
3.88%, 01/12/2029(i)	EUR	30,000	31,792
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(i)	EUR	150,000	147,512
2.25%, 10/01/2027(i)	EUR	100,000	102,066
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(i)	EUR	35,000	35,673
0.38%, 07/20/2026(i)	EUR	75,000	75,103
			747,020
Automotive Parts & Equipment–0.03%
Toyota Motor Finance (Netherlands) B.V. (Japan), 0.00%, 02/25/2028(i)(j)	EUR	100,000	95,323
Brewers–0.07%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.00%, 03/17/2028(i)	EUR	100,000	102,001
Carlsberg Breweries A/S (Denmark), 0.88%, 07/01/2029(i)	EUR	100,000	94,851
			196,852
Broadcasting–0.04%
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(i)	EUR	100,000	103,374
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

	Principal Amount		Value
Building Products–0.04%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 3.00%, 09/15/2028	EUR	100,000	$103,954
Cable & Satellite–0.03%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(i)	EUR	100,000	102,001
Commercial & Residential Mortgage Finance–0.10%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(i)	EUR	300,000	295,979
Commodity Chemicals–0.03%
Borealis AG (Austria), 1.75%, 12/10/2025(i)	EUR	90,000	92,565
Construction & Engineering–0.07%
ISS Global A/S (Denmark), 0.88%, 06/18/2026(i)	EUR	100,000	101,147
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(i)	EUR	100,000	100,902
			202,049
Construction Machinery & Heavy Transportation Equipment– 0.01%
Knorr-Bremse AG (Germany), 3.00%, 09/30/2029(i)	EUR	30,000	31,303
Construction Materials–0.00%
Heidelberg Materials Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(i)	EUR	7,000	7,183
Consumer Electronics–0.03%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	97,641
Consumer Finance–0.03%
General Motors Financial Co., Inc., 0.65%, 09/07/2028(i)	EUR	103,000	98,227
Diversified Banks–0.91%
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(i)	EUR	104,000	98,528
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(i)	EUR	100,000	104,243
0.50%, 02/04/2027(i)	EUR	100,000	99,324
Bank of America Corp., 0.58%, 08/24/2028(g)(i)	EUR	200,000	196,009
Bankinter S.A. (Spain), 0.88%, 07/08/2026(i)	EUR	100,000	101,124
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(i)	EUR	100,000	102,674
0.63%, 11/19/2027(i)	EUR	100,000	97,830
0.25%, 06/29/2028(i)	EUR	100,000	95,176
BNP Paribas S.A. (France),
2.88%, 10/01/2026(i)	EUR	200,000	207,475
0.25%, 04/13/2027(g)(i)	EUR	100,000	100,697
Credit Agricole S.A. (France), 1.75%, 03/05/2029(i)	EUR	100,000	98,621
Erste&Steiermarkische Bank d.d. (Croatia), 4.88%, 01/31/2029(g)(i)	EUR	100,000	107,479
	Principal Amount		Value
Diversified Banks–(continued)
Hamburg Commercial Bank AG (Germany), 4.75%, 05/02/2029(i)	EUR	30,000	$32,880
ING Groep N.V. (Netherlands), 0.38%, 09/29/2028(g)(i)	EUR	100,000	97,334
National Bank of Canada (Canada), 3.75%, 01/25/2028(i)	EUR	100,000	106,208
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(g)(i)	EUR	125,000	133,532
Raiffeisen Schweiz Genossenschaft (Switzerland), 5.23%, 11/01/2027(i)	EUR	100,000	110,292
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(i)	EUR	300,000	295,996
Standard Chartered PLC (United Kingdom),
0.90%, 07/02/2027(g)(i)	EUR	100,000	101,264
0.80%, 11/17/2029(g)(i)	EUR	103,000	98,379
Swedbank AB (Sweden), 0.30%, 05/20/2027(g)(i)	EUR	200,000	201,162
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(i)	EUR	100,000	103,113
			2,689,340
Diversified Capital Markets–0.27%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(i)	EUR	100,000	103,571
0.75%, 02/17/2027(g)(i)	EUR	100,000	101,470
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(i)	EUR	100,000	99,603
Santander Consumer Finance S.A. (Spain),
0.50%, 01/14/2027(i)	EUR	100,000	99,558
3.75%, 01/17/2029(i)	EUR	100,000	106,816
UBS Group AG (Switzerland),
0.65%, 01/14/2028(g)(i)	EUR	100,000	99,468
0.25%, 11/05/2028(g)(i)	EUR	200,000	193,624
			804,110
Diversified Chemicals–0.07%
BASF SE (Germany), 0.25%, 06/05/2027(i)	EUR	200,000	196,668
Diversified Financial Services–0.07%
JAB Holdings B.V. (Luxembourg), 1.75%, 06/25/2026(i)	EUR	100,000	102,263
NatWest Markets PLC (United Kingdom), 4.25%, 01/13/2028(i)	EUR	100,000	108,135
			210,398
Electric Utilities–0.20%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(i)	EUR	200,000	202,306
Duke Energy Corp., 3.10%, 06/15/2028	EUR	100,000	104,053
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(i)	EUR	200,000	197,303
Vestas Wind Systems Finance B.V. (Denmark), 1.50%, 06/15/2029(i)	EUR	100,000	96,369
			600,031
Gas Utilities–0.07%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(i)	EUR	115,000	117,660
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

	Principal Amount		Value
Gas Utilities–(continued)
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(i)	EUR	100,000	$101,824
			219,484
Gold–0.03%
SELP Finance S.a.r.l. (Luxembourg), 0.88%, 05/27/2029(i)	EUR	100,000	93,844
Health Care Equipment–0.03%
DH Europe Finance II S.a.r.l., 0.45%, 03/18/2028	EUR	100,000	96,757
Health Care Services–0.02%
Fresenius Medical Care AG (Germany), 0.63%, 11/30/2026(i)	EUR	50,000	49,970
Highways & Railtracks–0.08%
APRR S.A. (France), 0.13%, 01/18/2029(i)	EUR	100,000	93,264
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(i)	EUR	135,000	134,487
			227,751
Hotels, Resorts & Cruise Lines–0.03%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(i)	EUR	100,000	102,416
Household Products–0.02%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	54,555
Human Resource & Employment Services–0.04%
Randstad N.V. (Netherlands), 3.61%, 03/12/2029(i)	EUR	100,000	105,448
Industrial Conglomerates–0.03%
Siemens Financieringsmaatschappij N.V. (Germany), 0.25%, 02/20/2029(i)	EUR	100,000	94,585
Industrial Machinery & Supplies & Components–0.07%
Sandvik AB (Sweden), 0.38%, 11/25/2028(i)	EUR	100,000	94,446
SKF AB (Sweden), 3.13%, 09/14/2028(i)	EUR	100,000	104,569
			199,015
Integrated Oil & Gas–0.10%
BP Capital Markets PLC, 1.59%, 07/03/2028(i)	EUR	100,000	99,673
Eni S.p.A. (Italy), 3.63%, 01/29/2029(i)	EUR	100,000	107,015
Shell International Finance B.V., 0.75%, 08/15/2028(i)	EUR	100,000	97,096
			303,784
Investment Banking & Brokerage–0.04%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(i)	EUR	13,000	12,594
Morgan Stanley, 4.81%, 10/25/2028(g)	EUR	100,000	109,046
			121,640
	Principal Amount		Value
IT Consulting & Other Services–0.10%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	$102,721
International Business Machines Corp., 1.25%, 01/29/2027	EUR	200,000	201,911
			304,632
Life & Health Insurance–0.07%
New York Life Global Funding, 0.25%, 01/23/2027(i)	EUR	200,000	198,471
Multi-line Insurance–0.07%
Metropolitan Life Global Funding I,
4.00%, 04/05/2028(i)	EUR	100,000	107,674
0.50%, 05/25/2029(i)	EUR	100,000	94,116
			201,790
Multi-Sector Holdings–0.03%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	100,604
Oil & Gas Refining & Marketing–0.03%
Neste OYJ (Finland), 0.75%, 03/25/2028(i)	EUR	100,000	96,600
Packaged Foods & Meats–0.03%
JDE Peet’s N.V. (Netherlands), 0.00%, 01/16/2026(i)(j)	EUR	100,000	101,157
Passenger Airlines–0.05%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(i)	EUR	135,000	135,245
Passenger Ground Transportation–0.04%
Ayvens S.A. (France), 3.88%, 07/16/2029(i)	EUR	100,000	106,875
Pharmaceuticals–0.05%
Bayer AG (Germany),
4.00%, 08/26/2026(i)	EUR	50,000	52,787
0.38%, 01/12/2029(i)	EUR	100,000	93,204
			145,991
Real Estate Operating Companies–0.03%
Hemso Treasury OYJ (Sweden), 0.00%, 01/19/2028(i)(j)	EUR	100,000	94,745
Regional Banks–0.11%
Arbejdernes Landsbank A/S (Denmark), 4.88%, 03/14/2029(g)	EUR	100,000	106,912
Credit Mutuel Arkea S.A. (France), 0.38%, 10/03/2028(i)	EUR	100,000	95,065
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(i)	EUR	140,000	133,541
			335,518
Renewable Electricity–0.03%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	102,624
Soft Drinks & Non-alcoholic Beverages–0.03%
Coca-Cola Europacific Partners PLC (United Kingdom), 0.20%, 12/02/2028(i)	EUR	100,000	94,117
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

	Principal Amount		Value
Telecom Tower REITs–0.04%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	$102,763
Tobacco–0.04%
B.A.T. International Finance PLC (United Kingdom), 3.13%, 03/06/2029(i)	EUR	100,000	104,104
Transaction & Payment Processing Services–0.04%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	111,168
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,271,782)			10,813,479
Variable Rate Senior Loan Interests–0.01%(k)(l)
Oil & Gas Equipment & Services–0.01%
McDermott International Ltd.,
LOC, 0.00%, 12/31/2026(d)(m)		$33,085	32,258
PIK Term Loan, 3.00% PIK Rate, 8.47% Cash Rate, 12/31/2027(n)		5	2
Total Variable Rate Senior Loan Interests (Cost $33,090)			32,260
	Shares
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(d)		68,466	404
Shares		Value
Money Market Funds–25.30%
Invesco Treasury Portfolio, Institutional Class, 4.29%(o)(p) (Cost $74,979,301)	74,979,301	$74,979,301
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-86.04% (Cost $225,979,070)		254,996,213
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.10%
Invesco Private Government Fund, 4.35%(o)(p)(q)	903,994	903,994
Invesco Private Prime Fund, 4.48%(o)(p)(q)	2,350,570	2,351,275
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,255,269)		3,255,269
TOTAL INVESTMENTS IN SECURITIES–87.14% (Cost $229,234,339)		258,251,482
OTHER ASSETS LESS LIABILITIES—12.86%		38,098,415
NET ASSETS–100.00%		$296,349,897
Investment Abbreviations:
EUR	– Euro
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $9,321,417, which represented 3.15% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(n)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$75,972,364	$14,264,363	$(15,257,426)	$-	$-	$74,979,301	$860,259
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	597,609	6,282,843	(5,976,458)	-	-	903,994	9,558*
Invesco Private Prime Fund	1,559,518	12,366,239	(11,574,482)	-	-	2,351,275	24,146*
Total	$78,129,491	$32,913,445	$(32,808,366)	$-	$-	$78,234,570	$893,963

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CAC 40 Index	15	February-2025	$1,239,278	$14,980	$14,980
E-Mini Russell 2000 Index	12	March-2025	1,377,240	(8,981)	(8,981)
Eurex DAX Index	3	March-2025	1,697,395	103,865	103,865
EURO STOXX 50 Index	36	March-2025	1,975,999	68,318	68,318
FTSE 100 Index	23	March-2025	2,469,917	34,092	34,092
FTSE MIB Index	9	March-2025	1,709,625	88,705	88,705
Hang Seng Index	11	February-2025	1,434,663	19,006	19,006
IBEX 35 Index	15	February-2025	1,928,522	68,609	68,609
OMS Stockholm 30 Index	80	February-2025	1,929,147	16,746	16,746
S&P/TSX 60 Index	11	March-2025	2,334,799	35,147	35,147
SPI 200 Index	17	March-2025	2,247,741	39,039	39,039
Tokyo Stock Price Index	9	March-2025	1,619,588	18,905	18,905
Subtotal				498,431	498,431
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	20	March-2025	$1,705,439	$11,144	$11,144
Euro-BTP	19	March-2025	2,362,119	8,652	8,652
U.S. Treasury 2 Year Notes	2	March-2025	411,250	(143)	(143)
U.S. Treasury 5 Year Notes	26	March-2025	2,766,156	5,389	5,389
Subtotal				25,042	25,042
Subtotal—Long Futures Contracts				523,473	523,473
Short Futures Contracts
Currency Risk
Australian Dollar	41	March-2025	(2,548,765)	50,827	50,827
British Pound	32	March-2025	(2,479,800)	33,066	33,066
Canadian Dollar	46	March-2025	(3,176,070)	75,799	75,799
Euro	27	March-2025	(3,508,987)	46,690	46,690
Japanese Yen	41	March-2025	(3,319,719)	70,357	70,357
New Zealand Dollar	48	March-2025	(2,708,880)	61,792	61,792
Swiss Franc	26	March-2025	(3,586,375)	104,573	104,573
Subtotal				443,104	443,104
Equity Risk
E-Mini S&P 500 Index	154	March-2025	(46,717,825)	(600,589)	(600,589)
MSCI Emerging Markets Index	23	March-2025	(1,253,960)	(20,417)	(20,417)
Subtotal				(621,006)	(621,006)
Interest Rate Risk
Australia 10 Year Bonds	67	March-2025	(4,678,381)	47,806	47,806
Euro-Bobl	58	March-2025	(7,065,672)	21,269	21,269
Euro-Bund	28	March-2025	(3,849,336)	20,708	20,708
Euro-Buxl	14	March-2025	(1,872,383)	27,853	27,853
Euro-OAT	41	March-2025	(5,247,773)	32,527	32,527
Euro-Schatz	135	March-2025	(14,959,339)	30,387	30,387
Long Gilt	20	March-2025	(2,300,509)	61,835	61,835
SFE 3 Year Australian Bonds	50	March-2025	(3,299,774)	(6,913)	(6,913)
U.S. Treasury 10 Year Notes	51	March-2025	(5,551,031)	58,689	58,689
U.S. Treasury Long Bonds	25	March-2025	(2,847,656)	29,120	29,120
Subtotal				323,281	323,281
Subtotal—Short Futures Contracts				145,379	145,379
Total Futures Contracts				$668,852	$668,852

(a)	Futures contracts collateralized by $10,251,120 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank, N.A.	EUR	5,790,000	USD	6,050,368	$18,457
04/30/2025	Royal Bank of Scotland PLC	EUR	5,000,000	USD	5,231,740	22,835
Subtotal—Appreciation						41,292
Currency Risk
04/30/2025	Barclays Bank PLC	USD	75,368	EUR	72,000	(360)
Total Forward Foreign Currency Contracts						$40,932

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	2.769%	USD	650,000	$36,196	$54,064	$17,868

(a)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Copper Index	0.04%	Monthly	10,100	November—2025	USD	1,607,530	$4,300	$13,274	$8,974
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Heating Oil Index	0.06	Monthly	3,050	January—2026	USD	340,804	1,337	9,956	8,619
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.08	Monthly	6,250	January—2026	USD	876,122	(181)	23,523	23,704
Citibank, N.A.	Pay	Citi Commodities Benchmark (Regular Roll) Mono Index Soybean	0.06	Monthly	3,900	December—2025	USD	1,038,736	(21,844)	(8,011)	13,833
Royal Bank of Canada	Pay	RBC Commodity SME0 Excess Return Custom Index	0.05	Monthly	2,110	October—2025	USD	1,350,290	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CLE0 Excess Return Custom Index	0.06	Monthly	8,000	January—2026	USD	422,640	—	0	0
Royal Bank of Canada	Receive	RBC Commodity NGE0 Excess Return Custom Index	0.22	Monthly	11,500,000	January—2026	USD	267,950	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	4,040	February—2025	USD	2,350,809	—	0	0
Subtotal — Appreciation									(16,388)	38,742	55,130
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Gasoil Index	0.04	Monthly	1,900	January—2026	USD	242,613	—	(1,479)	(1,479)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Wheat Index	0.04	Monthly	75,000	June—2025	USD	1,004,540	—	(26,798)	(26,798)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Brent Crude Oil Index	0.06	Monthly	4,950	January—2026	USD	585,175	930	(1,578)	(2,508)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Gasoline Index	0.06	Monthly	1,400	January—2026	USD	296,055	(2,669)	(17,258)	(14,589)
Citibank, N.A.	Receive	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.13	Monthly	1,900	January—2026	USD	139,905	—	(483)	(483)
Royal Bank of Canada	Receive	RBC Commodity CNE0 Excess Return Custom Index	0.14	Monthly	21,300	January—2026	USD	520,502	963	(2,415)	(3,378)
Subtotal — Depreciation									(776)	(50,011)	(49,235)
Total — Total Return Swap Agreements									$(17,164)	$(11,269)	$5,895

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Copper Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Heating Oil Index
	Long Futures Contracts
	Heating Oil	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Soybean
	Long Futures Contracts
	Soybean	100.00%
RBC Commodity SME0 Excess Return Custom Index
	Long Futures Contracts
	Soymeal	100.00%
RBC Commodity CLE0 Excess Return Custom Index
	Long Futures Contracts
	Crude Oil	100.00%
RBC Commodity NGE0 Excess Return Custom Index
	Long Futures Contracts
	Natural Gas	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Canadian Imperial Bank of Commerce Gasoil Index
	Long Futures Contracts
	Gasoil	100.00%
Canadian Imperial Bank of Commerce Wheat Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Brent Crude Oil Index
	Long Futures Contracts
	Brent Crude Oil	100.00%
Canadian Imperial Bank of Commerce Gasoline Index
	Long Futures Contracts
	Gasoline	100.00%
CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Commodity CNE0 Excess Return Custom Index
	Long Futures Contracts
	Corn	100.00%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$106,085,227	$—	$8	$106,085,235
U.S. Treasury Securities	—	40,436,501	—	40,436,501
U.S. Dollar Denominated Bonds & Notes	—	22,649,033	—	22,649,033
Non-U.S. Dollar Denominated Bonds & Notes	—	10,813,479	—	10,813,479
Variable Rate Senior Loan Interests	—	2	32,258	32,260
Preferred Stocks	—	—	404	404
Money Market Funds	74,979,301	3,255,269	—	78,234,570
Total Investments in Securities	181,064,528	77,154,284	32,670	258,251,482
Other Investments - Assets*
Futures Contracts	1,305,895	—	—	1,305,895
Forward Foreign Currency Contracts	—	41,292	—	41,292
Swap Agreements	—	72,998	—	72,998
	1,305,895	114,290	—	1,420,185
Other Investments - Liabilities*
Futures Contracts	(637,043)	—	—	(637,043)
Forward Foreign Currency Contracts	—	(360)	—	(360)
Swap Agreements	—	(49,235)	—	(49,235)
	(637,043)	(49,595)	—	(686,638)
Total Other Investments	668,852	64,695	—	733,547
Total Investments	$181,733,380	$77,218,979	$32,670	$258,985,029

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Strategy Fund